Interest in Subsidiaries (Details) - ZAR (R)					12 Months Ended
		Apr. 30, 2024	Mar. 08, 2023	Mar. 01, 2023	Feb. 28, 2025	Feb. 29, 2024
Karooooo Cartrack Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					90.00%
Karooooo Management Company Pte Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					10.00%
Cartrack Swaziland (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					74.00%
Cartrack Holdings Proprietary Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					2.00%
Cartrack Swaziland (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital	[1]				76.00%	76.00%
Voting interest acquired			76.00%	76.00%
Consideration amount (in Rand)			R 9,120,000	R 9,120,000
Goodwill (in Rand)			R 6,200,000	R 6,200,000
Karooooo Logistics (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					74.80%	70.10%
Purchase price of repurchased ordinary shares (in Rand)		R 15,200,000
Karooooo Logistics (Pty) Ltd [Member] | Bottom of Range [Member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation		70.10%
Karooooo Logistics (Pty) Ltd [Member] | Top of Range [Member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation		74.80%

[1]	74% of the share capital of Cartrack Swaziland (Pty) Ltd is held by Karooooo Management Company Pte. Ltd. and 2% is held by Cartrack Holdings Proprietary Limited.